OMB Number: 3235-0675

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

PRP DEPOSITOR 2025-RCF3, LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0002068326

PRPM 2025-RCF3, LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Jim Barrons, (602) 802-8305

Name and telephone number, including area code, of the person to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuing Entity

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached an Exhibit to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

PRP DEPOSITOR 2025-RCF3, LLC

Date: June 20, 2025	By:	/s/ Jeff Padden
		Name:	Jeff Padden
		Title:	General Counsel

EXHIBIT INDEX

Exhibit Number

99.1 - Third Party Due Diligence Report - Covius Narrative

Schedule 1 – Tape Compare

Schedule 2 – Exceptions Report

Schedule 3 – RA Grades

Schedule 4 – Valuation Report

Schedule 5 – Business Purpose Report

Schedule 6 – ATR QM Report

99.2 - Third Party Due Diligence Report – Infinity Narrative

Schedule 1 – Data Compare Report

Schedule 2 – Disposition and Comments Report

Schedule 3 – Findings Detail Report

Schedule 4 – Payment History Report

Schedule 5 – Rating Agency Grades Report

Schedule 6 – Delinquent Tax, HOA and Muni Lien Report

99.3 - Third Party Due Diligence Report – OneDiligence Narrative

Schedule 1 – Securitization Report

Schedule 2 – Delinquent Tax Report

99.4 - Third Party Due Diligence Report - Maxwell Narrative

Schedule 1 – Data Compare

Schedule 2 – Exceptions Report

Schedule 3 – Grading Grades

Schedule 4 – Valuation Report

Schedule 5 – Business Purpose Report

99.5 - Third Party Due Diligence Report - Selene Narrative

Schedule 1 – Data Compare

Schedule 2 – Standard Findings Report

Schedule 3 – Rating Agency Grades Summary

Schedule 4 – Valuation Report

Schedule 5 – Business Purpose Report

99.6 - Third Party Due Diligence Report - AMC Narrative

Schedule 1 – Data Compare

Schedule 2 – Exceptions Report

Schedule 3 – Rating Agency Grades

Schedule 4 – Valuation Summary

Schedule 5 – Business Purpose Report

Schedule 6 – Multi-Property Report

Schedule 7 – Multi-Property Valuation Report